Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Leases

Note 6 – Leases

On February 1, 2024, the Company entered a 24-month lease for office space, which calls for a monthly base rent of $25,000, increasing at 3% per annum. The Company has only one operating lease and has no financing leases. The Company’s lease does not contain options to renew or extend the lease term or options to terminate leases early, except for insolvency. On November 27, 2024, the Company amended the lease expiration date from January 31, 2026, to January 31, 2025. As of December 31, 2024, the consolidated balance sheet reflects a right-of-use asset of $23,526 and a lease liability of $24,722. The lease liability was computed using an interest rate of 13.49%.

In April 2025, the Company entered into a 63 month lease for office space which calls for a monthly base rent of $6,778, increasing at approximately 3% per annum. The lease liability was computed using an interest rate of 3.72% and as of September 30, 2025 the lease has a remaining 58 months. In calculating the present value of future lease payments, the Company utilized its incremental borrowing rate based on the lease term. The Company’s net lease non-lease components (e.g., standard area maintenance, maintenance, consumables, etc.) are paid separately from rent based on actual costs incurred and, therefore, are not included in the right-of-use asset and lease liability and are reflected as an expense in the period incurred. At September 30, 2025 the consolidated balance sheet reflects a right-of-use asset of $379,509 and a lease liability of $378,741.

The Company recorded lease expense of $21,781 and $102,704 during the three months ended September 30, 2025 and 2024, respectively, and $43,743 and $214,497 during the nine months ended September 30, 2025, and 2024, respectively, within general and administrative expenses on the condensed consolidated statements of operations. Cash paid for amounts included in the measurement of lease liability was $20,335 and $125,000 and $40,670 and $200,000, respectively, during the three and nine months ended September 30, 2025, and 2024, respectively.

The following are the expected maturities of lease liabilities for operating leases as of September 30, 2025:

Twelve Months Ended December 31,
2025 (three months)	$20,335
2026	83,137
2027	85,663
2028	88,231
2029	90,928
Thereafter	44,944
Total	413,238
Less: interest	(34,497)
Present value of lease liability	378,741
Less: current portion	(69,877)
Noncurrent portion	$308,864

NEONC TECHNOLOGIES HOLDINGS, INC.
Leases

Note 5 – Leases

On February 1, 2024, the Company entered a 24-month lease for office space, which calls for a monthly base rent of $25,000, increasing at 3% per annum. The Company has only one operating lease and has no financing leases. The Company’s lease does not contain options to renew or extend the lease term or options to terminate leases early, except for insolvency. In calculating the present value of future lease payments, the Company utilized its incremental borrowing rate based on the lease term. The Company’s net lease non-lease components (e.g., standard area maintenance, maintenance, consumables, etc.) are paid separately from rent based on actual costs incurred and, therefore, are not included in the right-of-use asset and lease liability and are reflected as an expense in the period incurred. On November 27, 2024, the Company amended the lease expiration date from January 31, 2026, to January 31, 2025.

As of December 31, 2024, the consolidated balance sheet reflects a right-of-use asset of $23,526 and a lease liability of $24,722. The Company recorded lease expense of $245,944 and $0 during the year ended December 31, 2024, and 2023, respectively, within general and administrative expenses on the consolidated statements of operations. Cash paid for amounts included in the measurement of lease liability was $275,000 and $0, respectively, during the year ended December 31, 2024, and 2023, respectively. The lease liability was computed using an interest rate of 13.49% and as of December 31, 2024, the lease has a remaining life of one month. Future lease payments under non-cancellable operating leases are detailed as follows:

December 31, 2024
Future Operating Lease Payments
2025	$25,000
Total lease payments	25,000
Less imputed interest	(278)
Present value of lease payments	24,722
Less: current portion	(24,722)
Lease liability, net of current portion	$-